Income Taxes - Schedule of Significant Components of Temporary Differences with Deferred Tax Assets and Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Expiration term of tax credit carryforwards	20 years